Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 120,872	$ 88,824
Restricted cash – current (note 16)	4,686	3,071
Accounts receivable	46,247	95,648
Assets held for sale (note 15)	0	65,458
Due from affiliates (note 13c)	3,323	697
Current portion of derivative assets (note 8)	0	577
Bunker and lube oil inventory	33,444	49,790
Prepaid expenses	13,561	10,288
Accrued revenue	29,410	106,872
Total current assets	251,543	421,225
Restricted cash – long-term (note 16)	3,437	3,437
At cost, less accumulated depreciation of $496.4 million (2019 - $537.1 million) (note 6)	1,131,742	1,223,085
Vessels related to finance leases, at cost, less accumulated depreciation of $126.9 million (2019 - $143.7 million) (note 7)	484,776	527,081
Operating lease right-of-use assets (note 7)	6,148	19,560
Total vessels and equipment	1,622,666	1,769,726
Investment in and advances to equity-accounted joint venture	28,635	28,112
Derivative Assets (note 8)	0	82
Other non-current assets	1,175	1,923
Intangible assets at cost, less accumulated amortization of $3.6 million (2019 - $3.2 million)	2,122	2,545
Goodwill	2,426	2,426
Consolidated total assets	1,912,004	2,229,476
Current
Accounts payable	41,761	70,978
Accrued liabilities (notes 13c and 17)	41,511	59,735
Short-term debt (note 5)	20,000	50,000
Due to affiliates (note 13c)	2,932	2,139
Liabilities associated with assets held for sale (note 15)	0	2,980
Current portion of derivative liabilities (note 8)	755	86
Current portion of long-term debt (note 6)	10,962	43,573
Current obligations related to finance leases (note 7)	26,794	25,357
Current portion of operating lease liabilities (note 7)	7,602	16,290
Other current liabilities	3,696	8,567
Total current liabilities	156,013	279,705
Long-term debt (note 6)	204,103	516,106
Long-term obligations related to finance leases (note 7)	369,278	389,431
Long-term operating lease liabilities (note 7)	421	3,270
Derivative liabilities (note 8)	717	0
Other long-term liabilities (note 10)	29,683	51,044
Total liabilities	760,215	1,239,556
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as of September 30, 2020 and 585.0 million shares authorized, 29.0 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2019) (note 12)	1,298,821	1,297,555
Accumulated deficit	(147,032)	(307,635)
Total equity	1,151,789	989,920
Total liabilities and equity	$ 1,912,004	$ 2,229,476